Interest-Bearing Liabilities and Financing Facilities	12 Months Ended
Dec. 31, 2023
Borrowings [abstract]
Interest-bearing liabilities and financing facilities

C.2	Interest-bearing liabilities and financing facilities

	Liquidity Facilities	Bilateral Facilities	Syndicated Facilities	JBIC Facility	US Bonds	Medium Term Notes	Total
	US$m	US$m	US$m	US$m	US$m	US$m	US$m

Year ended 31 December 2023

At 1 January 2023	-	(5)	591	83	4,084	385	5,138

Repayments 1	-	-	-	(83)	-	(201)	(284)

Fair value adjustment and foreign exchange movement	-	-	-	-	-	16	16

Transaction costs capitalised and amortised	(1)	(1)	3	-	3	-	4

Carrying amount at 31 December 2023	(1)	(6)	594	-	4,087	200	4,874

Current 2	(1)	(2)	(3)	-	(3)	-	(9)

Non-current	-	(4)	597	-	4,090	200	4,883

Carrying amount at 31 December 2023	(1)	(6)	594	-	4,087	200	4,874

Undrawn balance at 31 December 2023	1,800	2,250	2,000	-	-	-	6,050

Year ended 31 December 2022

At 1 January 2022	-	(4)	595	166	4,081	592	5,430

Repayments 1	-	-	-	(83)	-	(200)	(283)

Fair value adjustment and foreign exchange movement	-	-	-	-	-	(7)	(7)

Transaction costs capitalised and amortised	-	(1)	(4)	-	3	-	(2)

Carrying amount at 31 December 2022	-	(5)	591	83	4,084	385	5,138

Current	-	(2)	(3)	83	(3)	185	260

Non-current	-	(3)	594	-	4,087	200	4,878

Carrying amount at 31 December 2022	-	(5)	591	83	4,084	385	5,138

Undrawn balance at 31 December 2022	-	2,050	2,000	-	-	-	4,050

1.	Included in cash flows classified within financing activities in the consolidated statement of cash flows.
2.
The balance relates to capitalised costs to be amortised within the next 12 months. This balance has been reclassified to other assets (current) for presentation on the statement of financial position.

Recognition and measurement
All borrowings are initially recognised at fair value less transaction costs. Borrowings are subsequently carried at amortised cost. Any difference between the proceeds received and the redemption amount is recognised in the income statement over the period of the borrowings using the effective interest method.
Borrowings designated as a hedged item are measured at amortised cost adjusted to record changes in the fair value of risks that are being hedged in fair value hedges. The changes in the fair value risks of the hedged item resulted in a loss of $16 million being recorded (2022: gain of
$7
million), and a loss of $6 million being recorded on the hedging instrument (2022: loss of
$7 million).
All bonds, notes and facilities are subject to various covenants and negative pledges restricting future secured borrowings, subject to a number of permitted lien exceptions. Neither the covenants nor the negative pledges have been breached at any time during the reporting period.
Fair value
The carrying amount of interest-bearing liabilities approximates their fair value, with the exception of the Group’s unsecured bonds and the medium term notes. The unsecured bonds have a carrying amount of $4,087 million (2022: $4,084 million) and a fair value of $3,936 million (2022: $3,852 million). The medium term notes have a carrying amount of $200 million (2022: $385 million) and a fair value of $188 million (2022: $372 million). Fair value is calculated based on the present value of future principal and interest cash flows, discounted at the market rate of interest at the reporting date and classified as Level 1 on the fair value hierarchy. Where these cash flows are in a foreign currency, the present value is converted to US dollars at the foreign exchange spot rate prevailing at the reporting date. The Group’s repayment obligations remain unchanged.
Foreign exchange risk
All interest-bearing liabilities are denominated in US dollars, excluding the CHF175 million medium term note which was settled in December 2023.

Maturity profile of interest-bearing liabilities
The table below presents the contractual undiscounted cash flows associated with the Group’s interest-bearing liabilities, representing principal and interest. The figures will not necessarily reconcile with the amounts disclosed in the consolidated statement of financial position.

	2023 US$m	2022 US$m

Due for payment in:

1 year or less	212	483

1-2 years	1,181	206

2-3 years	962	1,181

3-4 years	907	962

4-5 years	883	908

More than 5 years	1,534	2,416

	5,679	6,156
Amounts exclude transaction costs.
Liquidity facilities
In October 2023, the Group obtained 12-month liquidity facilities to the value of $1,800 million in aggregate. Interest rates are based on daily SOFR plus credit adjustment spread (CAS) and margins, fixed at the commencement of the drawdown period.
Bilateral facilities
The Group has 15 bilateral loan facilities totalling $2,250 million (2022: 14 bilateral loan facilities totalling $2,050 million). Details of bilateral loan facilities at the reporting date are as follows:

Number of facilities	Term (years)	Currency	Extension option
1	5 - 6	US$	Evergreen
5	4 - 5	US$	Evergreen
4	3 - 4	US$	Evergreen
5	3 years or less	US$	Evergreen
Interest rates are based on SOFR plus CAS and margins are fixed at the commencement of the drawdown period. Interest is paid at the end of the drawdown period. Evergreen facilities may be extended continually by a year subject to the bank’s agreement.
Syndicated facility
During the year ended 31 December 2022, Woodside refinanced and increased the existing facilities to $2,000 million, with $800 million expiring on 11 October 2024, $600 million expiring on 12 July 2025 and $600 million expiring on 12 July 2027. Interest rates are based on SOFR plus CAS
and margins are fixed at the commencement of the drawdown period.
On 17 January 2020, the Group completed a $600 million syndicated facility with a term of seven years. Interest is based on SOFR plus
 CAS plus
1.2%. Interest is paid on a quarterly basis.
Japan Bank for International Cooperation (JBIC) facility
On 24 June 2008, the Group entered into a two tranche committed loan facility of $1,000 million and $500 million respectively. The $500 million tranche was repaid in 2013. There is a prepayment option for the remaining balance. Interest rates are based on
LIBOR
. Interest is payable semi-annually in arrears and the principal amortises on a straight-line basis, with equal instalments of principal due on each interest payment date (every six months).
Under this facility, 90% of the receivables from designated Pluto LNG sale and purchase agreements are secured in favour of the lenders through a trust structure, with a required reserve amount of $30 million.
To the extent that this reserve amount remains fully funded and no default notice or acceleration notice has been given, the revenue from Pluto LNG continues to flow directly to the Group from the trust account.
This facility was settled in July 2023. During the period, the Group repaid $83 million on the JBIC facility.
Medium term notes
On 28 August 2015, the Group established a $3,000 million Global Medium Term Notes Programme listed on the Singapore Stock Exchange. One note is currently issued under this programme as set out below:

Maturity date	Currency	Carrying amount (million)	Nominal interest rate

29 January 2027	US$	200	3.07%
The unutilised program is not considered to be an unused facility.
The CHF medium term note was settled in December 2023. During the period, the Group repaid $201 million of the CHF medium term note.

US bonds
The Group has four series of unsecured bonds issued in reliance on Rule 144A of the
US Securities Act of 1933
as set out below:

Maturity date	Carrying amount US$m	Nominal interest rate

5 March 2025	1,000	3.65%

15 September 2026	800	3.70%

15 March 2028	800	3.70%

4 March 2029	1,500	4.50%
Interest on the bonds is payable semi-annually in arrears.